Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Future Amortization Expense	The following is a summary of future amortization expense associated with deferred charges:

For the years ending December 31,
2016	$1,284
2017	1,282
2018	1,282
2019	971
2020	816
Thereafter	272
Total	$5,907

Estimated Useful Lives of Fixed Assets
Fixed assets other than plant facilities and buildings associated with productive, depletable properties are carried at historical cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Computer equipment	3 years
Furniture and fixtures	7 years
Vehicles	5 years
Equipment	5-15 years
Rail spur and asset retirement obligations	17-33 years
Rail and rail equipment	15-20 years
Transload facilities and equipment	15-20 years